Borrowings (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Borrowings

	June 30, 2016	December 31, 2015
Term Loan B facility	$386,292	$411,292
Credit facilities	174,953	194,569
Total borrowings	$561,245	$605,861
Less: Long-term unamortized discount	(1,970)	(2,464)
Less: Current portion of long-term debt, net	(38,512)	(23,336)
Less: Deferred finance fees, net	(4,268)	(5,319)
Long-term debt, net	$516,495	$574,742

Maturities of Long Term Debt

Year	Amount
2017	$41,824
2018	457,339
2019	5,913
2020	5,913
2021	5,913
2022 and thereafter	44,343
$561,245